MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk [Member] | Revenues [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	35.00%	37.00%	51.00%